BUSINESS SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2010
BUSINESS SEGMENT INFORMATION
NOTE 32 – BUSINESS SEGMENT INFORMATION

Our four operational segments are: Commercial Bank, Itaú BBA, Consumer Credit, and Corporation and Treasury.

We are a banking institution that offers its clients a wide range of financial products and services. Our current business segments are described below:

Itaú Unibanco – Commercial Bank

Our Commercial Bank segment provides a broad range of banking services to diversified client base of individuals and companies, among which are the following: retail clients (individuals and very small companies), high net worth clients, private banking clients, and small and middle-sized companies.

The products and services provided by the Commercial Bank include insurance, private retirement and capitalization plans, credit cards, asset management, loans, among others. The segment provides solutions specifically developed to meet the demand of clients, devising marketing strategies appropriate to each of the different profiles and using the most convenient distribution channels. Accordingly, we are constantly seeking to increase the number of products used by clients, diversifying our sources of income. The segment is an important source of funding to our operations and provide significant interest income and banking services.

Itaú Unibanco - Itaú BBA

Our segment responsible for banking operations of large companies and investment banking services is named Itaú BBA. Itaú BBA offers a wide range of products and services to the major economic groups of Brazil. The management model of Itaú BBA is focused on the development of close relationships with its clients, gaining a deep knowledge of their needs and providing customized solutions. The investment banking activities comprise the provision of funds to the corporate segment that are raised through fixed and variable income instruments. In addition, it performs activities of mergers and acquisitions.

Itaú Unibanco – Consumer Credit

The Consumer Credit segment is responsible for the development of our strategy of increasing the range of financial products and services beyond the universe of clients who are account holders. Thus the consumer credit segment comprises vehicle financing services provided by units other than the branch network, credit cards to clients who are not account holders, and credit to the low income population. The business structure of the vehicle financing operation is supported by: new, used and heavy vehicles, and motorcycles. The merger of the operations of Itaú and Unibanco showed strong complementarities of businesses, a competitive advantage that we are increasing by intensifying the combined operations, exchanging expertise between teams and seeking a higher operational efficiency. The credit approval process of vehicle operations is based on scoring models that provides the quick approval for credit proposals from our clients, using the Internet to process these proposals with security and efficiency.

Itaú Unibanco – Corporate and Treasury

Our Corporation and Treasury segment basically shows the interest income associated with capital surplus, subordinated debt surplus and carryforwards of the net balance of tax credits and debits, as well as the net interest income from the trading of financial assets through proprietary positions (desks), management of currency gaps, rates and other risk factors, arbitrage opportunities in the foreign and domestic markets, and mark to market of financial assets.

	12/31/2010
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications (****)	Consolidated US GAAP
Net interest income with clients	26,646	4,601	9,405	-	40,633	(40,633)	-
Net interest income with corporation	-	-	-	4,029	4,029	(4,029)	-
Net interest income with the market	418	-	-	(418)	-	-	-
Net interest income	27,064	4,601	9,405	3,611	44,662	(1,117)	43,545
Provision for loan and lease losses	(7,915)	186	(3,913)	(18)	(11,660)	(211)	(11,871)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,871	-	284	502	2,658	(1,427)	1,231
Fee and commission income	9,220	1,932	5,953	382	17,463	(833)	16,630
Non-interest expenses (**)	(19,700)	(2,242)	(7,137)	(1,597)	(30,657)	(10,248)	(40,905)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	19	(5)	-	210	224	(367)	(143)
Trading income (losses)	-	-	-	-	-	2,275	2,275
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	220	220
Net gain on foreign currency transactions	-	-	-	-	-	2,311	2,311
Tax expenses for ISS, PIS and COFINS	(2,139)	(388)	(1,014)	(344)	(3,885)	3,885	-
Other non-interest income	495	(82)	84	154	641	2,894	3,535
Income before taxes on income	8,915	4,002	3,662	2,900	19,446	(2,618)	16,828
Taxes on income	(2,536)	(1,035)	(1,078)	(590)	(5,238)	301	(4,937)
Profit sharing	(100)	(124)	(26)	(12)	(261)	261	-
Net income	6,279	2,843	2,558	2,298	13,947	(2,056)	11,891
Noncontrolling interest	-	-	-	(971)	(924)	100	(824)
Net income attributable to Itaú Unibanco	6,279	2,843	2,558	1,327	13,023	(1,956)	11,067
Identifiable assets (***)	531,903	209,988	93,829	69,719	755,112	(8,532)	746,580
(*) The result per segment is disclosed based on managerial criteria. Such information excludes certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are :
(i) Partial reversal of the additional allowance for loan an lease losses R$ 1,038 million; (ii) effect of refis R$ 145 million; (iii) provision for losses arising from economic plans that were in effect during the 1980’s R$ (467) million; (iv) Tax contingencies R$(380) million ; (v) Employee benefits R$ (35) million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to intercompany transactions which were eliminated in the financial statements.
(****) The information on segments based on management reports is different from information under US GAAP because: (i) lines are different when both sets of information are compared, and (ii) results are measured on different basis. As previously explained, managerial information is based on accounting practices adopted in Brazil, except for exclusion of certain items described in item (*).
The most significant differences when measuring net income based on managment reports and under US GAAP, net of tax effects, are as follows:
(a) Difference in the allowance for loan losses, as compared to that recognized in accordance with BR GAAP, of R$ 703 million, (b) under US GAAP, amortization of intangible assets corresponding to business acquired, in the amount of  R$ (2,156) million, including the impairment of UBB brands, in the amount of R$ (272) million, (c) loss on exchange variation on available-for-sale securities and the translation of foreign subsidiaries that are not recognized in income under US GAAP, in the amount of  R$ 617 million, (d) stock options expenses, under US GAAP, higher than those in accordance with BR GAAP by R$ (66) million, (e) market adjustments of UPS options in R$ (142) million, (f) adjustment of excess portion of deferred tax assets differs from that under BRGAAP by R$ (336) million, and (g) other differences in measurement criteria that totaled R$ (617) million.

	12/31/2009
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications (****)	Consolidated US GAAP
Net interest income with clients	22,316	4,075	10,767	-	37,158	(37,158)	-
Net interest income with corporation	1,934	-	-	(1,934)	-	-	-
Net interest income with the market	-	-	-	5,621	5,621	(5,621)	-
Net interest income	24,250	4,075	10,767	3,687	42,779	(2,088)	40,691
Provision for loan and lease losses	(8,856)	(1,150)	(5,786)	1,627	(14,165)	(1,207)	(15,372)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	2,238	1	82	111	2,432	(752)	1,680
Fee and commission income	8,219	1,491	5,557	(40)	15,227	(1,748)	13,479
Non-interest expenses (**)	(17,089)	(1,474)	(6,456)	(787)	(25,806)	(10,036)	(35,842)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	-	2	-	176	178	(3,577)	(3,399)
Trading income (losses)	-	-	-	-	-	9,284	9,284
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	211	211
Net gain on foreign currency transactions	-	-	-	-	-	2,619	2,619
Tax expenses for ISS, PIS and COFINS	(1,954)	(287)	(1,014)	(212)	(3,467)	3,467	-
Other non-interest income	717	(129)	122	12	722	9,388	10,110
Income before taxes on income	7,525	2,529	3,272	4,574	17,900	5,561	23,461
Taxes on income	(2,067)	(527)	(921)	(1,335)	(4,850)	(3,999)	(8,849)
Profit sharing	(1,079)	(289)	(146)	(181)	(1,695)	1,695	-
Net income	4,379	1,713	2,205	3,058	11,355	3,257	14,612
Noncontrolling interest	-	-	-	(864)	(864)	337	(527)
Net income attributable to Itaú Unibanco	4,379	1,713	2,205	2,194	10,491	3,594	14,085
Identifiable assets – 12/31/2009 (***)	424,079	153,086	74,538	56,121	608,273	(9,185)	599,088
(*) The result per segment is disclosed based on managerial criteria. Such information excludes certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are : (i) setting-up of a provision for losses arising from the economic plans that were in effect during the 1980’s R$ (191) million; (ii) gain on sales of unconsolidated companies R$ 228 million; (iii) amortization of goodwill R$ (390) million; (iv) recognition of the impact from the change in the strategic partnership established between Itaú Unibanco and Companhia Brasileira de Distribuição - CBD R$ (363) million ; (v) effect of refis R$ 292 million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to the intercompany transactions which were eliminated in the financial statements.
(****) The information on segments based on management reports is different from information under US GAAP because: (i) lines are different when both sets of information are compared, and (ii) results are measured on different basis. As previously explained, managerial information is based on accounting practices adopted in Brazil, except for exclusion of certain items described in item (*). The most significant differences in the measurement of net income between management reports and US GAAP, net of tax effects, are as follows :
(a) Difference in allowance for loan losses as compared to the amount recognized under BR GAAP for R$ 468 million, (b) under BR GAAP goodwill has been amortized for the amount of R$ 543 million, (c) under US GAAP a remeasurement gain has been recognized for the equity interest in Redecard of R$ 2,717 million and a gain on exchange of insurance operations in the amount of R$ 562 million, (d) a bargain purchase gain has been recognized amounting to R$ 830 million under US GAAP, (e) under US GAAP intangible assets corresponding to business acquired are amortized for an amount of R$ (1,611) million, (f) foreign exchange loss on available for sale securities and translation of subsidiaries abroad is not recognized in income for US GAAP and amounted to R$ 1,583 million, (g) stock option expense under US GAAP is higher than under BR GAAP for R$ (502) million, (h) market adjustments of UPS options in R$ (23) million, (i) adjustment of excess portion of deferred tax assets differs from that under BRGAAP  by R$ (224) million, and (j) other difference in measurement criteria amounting to R$ (749) million.

	12/31/2008
	Commercial Bank	Itaú BBA	Consumer Credit	Corporation and Treasury	Consolidated segments on a management reporting basis (*)	Adjustments and reclassifications	Consolidated US GAAP
Net interest income with clients	14,023	2,694	5,819	772	23,308	(23,308)	-
Net interest income with the market	-	-	-	1,203	1,203	(1,203)	-
Net interest income	14,023	2,694	5,819	1,975	24,511	(3,370)	21,141
Provision for loan and lease losses	(4,091)	(454)	(2,696)	-	(7,241)	(2,120)	(9,361)
Income from insurance premiums, income on private retirement plans and on capitalization plans, net	1,260	-	78	-	1,338	(722)	616
Fee and commission income	8,069	640	1,586	-	10,295	(1,354)	8,941
Non-interest expenses (**)	(12,410)	(962)	(2,519)	(74)	(15,965)	(4,745)	(20,710)
Equity in earnings (losses) of unconsolidated companies, and net gain on transactions of foreign subsidiaries	-	13	-	168	181	2,231	2,412
Trading income (losses)	-	-	-	-	-	(2,843)	(2,843)
Net gain (loss) on sale of available-for-sale securities	-	-	-	-	-	(114)	(114)
Net gain on foreign currency transactions	-	-	-	-	-	1,059	1,059
Tax expenses for ISS, PIS and COFINS	(1,269)	(204)	(500)	(196)	(2,169)	2,169	-
Other non-interest income	591	(48)	116	33	692	1,711	2,403
Income before taxes on income	6,173	1,679	1,884	1,906	11,642	(8,098)	3,544
Taxes on income	(1,623)	(426)	(559)	(392)	(3,000)	4,334	1,334
Profit sharing	(527)	(164)	(59)	-	(750)	750	-
Net income	4,023	1,089	1,266	1,514	7,892	(3,014)	4,878
Noncontrolling interest	-	-	-	(174)	(174)	145	(29)
Net income attributable to Itaú Unibanco	4,023	1,089	1,266	1,340	7,718	(2,869)	4,849
Identifiable assets (***)	358,158	139,007	52,315	11,110	450,693	(49,318)	401,375
(*) The result per segment is disclosed based on managerial criteria. Such information exclude certain results which are considered not related to the core business by our management that, although excluded for managerial purposes, were recognized in our financial statements prepared according to the accounting practice adopted in Brazil. The amounts of these results which were not considered in the segment information above are :
(i) Recognition of additional allowance for loans losses of R$ (3,089) million, (ii) setting-up of provision for losses arising from economic plans established in 1980's of R$ (174) million, (iii) effects of sale of interests in unconsolidated companies of R$ 233 million, (iv) sale of interest and impairment of investment by BPI on Banco Comercial Português of R$ (29) million, (v) amortization of goodwill of R$ (223) million, (vi) Effects of the adoption of Law No. 11,638 of R$ (136) million, (vii) gain recognized under accounting practices adopted in Brazil for the transaction with Unibanco of R$ 5,183 million, (viii) recognition of integration and restructuring provisions of R$ (888) million, (ix) Equalization of accounting criteria related with the transaction with Unibanco of R$ (1,414) million, (x) net income of Unibanco for the fourth quarter of 2008 of R$ 652 million, and (xi) other non-recurring events of R$ (30) million.
(**) Includes salaries and employee benefits, administrative expenses, depreciation of premises and equipment, amortization of intangible assets and other non-interest expenses, except for taxes on services (ISS) and certain taxes on revenue (PIS and COFINS).
(***) The balance of identifiable assets corresponds to the balance of the segment total assets (Current assets, Long-term assets and Permanent assets). The consolidated segment does not represent the total amount of each segment due to the intercompany transactions which were eliminated in the financial statements.

Basis of presentation of business segment information

Business segment information is prepared based on the reports used by top management to assess the segments' performance and to make decisions regarding the allocation of funds for investment and other purposes.

The top management of Itaú Unibanco Holding uses a variety of information for such purposes including financial and non-financial information that are measured on bases different from those information prepared following accounting practices adopted in Brazil.

The segment information has been prepared following accounting practices adopted in Brazil modified for the adjustments described below. Financial segment information differs from accounting practices adopted in Brazil because: (i) it includes recognition of the impact related to allocated capital using a proprietary model; (ii) it presents net interest income using management criteria, and (iii) in the reporting periods, it excludes nonrecurring items which are recognized under accounting principles adopted in Brazil. The main impacts are:

Allocated Capital to each segment

Book value of stockholders' equity and subordinated debt were replaced by funding at estimated market price, and interest income and expense were allocated to different segments, based on Tier I Capital, following a proprietary model, the excess of capital and subordinated debt being allocated to the "Corporation" segment. The tax effects of interest on stockholders' equity payments of each segment have been subsequently reversed and reallocated to the segments in amounts proportional to the amount of the Tier I capital. Equity in earnings (losses) of unconsolidated companies which are not related to each segment and noncontrolling interest were allocated to the "Corporation" segment.

Net interest income

We adopt a strategy to manage the foreign exchange risk from investments abroad in order to hedge against impacts on results of operations arising from exchange variation. In order to achieve this objective, we used derivative instruments to hedge against foreign currency risk. We do not account for those derivatives under hedge accounting but we record them at fair value with gains and losses in income.

Our hedging strategy considers all tax effects: non taxation when the Real appreciates or deductibility when the Real devaluates, or the taxation or deductibility based on the derivative financial instruments. When the parity of the Real against foreign currencies is considerable, there is a significant impact on several financial statements items, particularly interest income and expense.

As result of the above, we adopt a managerial statement of income to prepare segment information. The managerial statement of income is prepared by making reclassifications to the financial statements according to the accounting practices adopted in Brazil. We reclassified the tax effects of the hedge of these investments abroad, which are presented in tax expenses (PIS and COFINS) and Income Tax and Social Contribution on net income, are reclassified in the statement of income.

In addition, the net interest income is divided into three categories as follows: (i) net interest income with clients – (ii) net interest with the market, and (iii) net interest income with the corporation and treasury operations – in which each operations includes the opportunity cost.

In the Adjustments and Reclassifications column, we present the effects of differences between the accounting principles followed for the presentation of segment information, which are substantially in line with the accounting practices adopted in Brazil, except as described above, and the policies used in the preparation of these consolidated financial statements according to USGAAP.  In this column we also present the effect of nonrecurring items that are not considered in the managerial statement of income.

As described previously, our operations are primarily carried out in Brazil. However, we have some offices abroad, of which we highlight our operations in Europe, Argentina, Chile, Uruguay and Paraguay. The revenue from operations outside Brazil is presented below (after eliminations in consolidation):

	12/31/2010	12/31/2009	12/31/2008
Net interest income	2,377	3,320	5,403
Fee and commission income	881	627	604
Total revenue from external customers	3,258	3,947	6,007
Investments in unconsolidated companies and premises and equipment, net	1,227	1,420	1,601